FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 38.1%
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	1,388,040	$1,447,967
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	2,356,640	2,649,341
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	896,213	949,447
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	2,769,627	2,320,604
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	370,823	344,731
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	3,543,512	2,869,004
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	695,490	469,675
U.S. Treasury Bonds, Inflation Indexed	0.125%	2/15/52	1,145,478	742,997
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	1,404,931	1,375,223
U.S. Treasury Notes, Inflation Indexed	0.500%	4/15/24	1,760,599	1,712,281
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/25	449,959	428,904
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	5,242,556	5,033,730
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/26	3,068,172	2,885,365
U.S. Treasury Notes, Inflation Indexed	0.125%	10/15/26	2,399,298	2,249,731
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/27	1,583,220	1,476,029
U.S. Treasury Notes, Inflation Indexed	0.750%	7/15/28	1,305,942	1,244,633
U.S. Treasury Notes, Inflation Indexed	0.875%	1/15/29	4,484,874	4,275,028
U.S. Treasury Notes, Inflation Indexed	0.250%	7/15/29	815,535	747,060
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/30	2,084,940	1,874,040
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/32	1,720,112	1,507,942
U.S. Treasury Notes, Inflation Indexed	0.625%	7/15/32	820,552	752,248

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $42,452,862)				37,355,980

	SHARES
COMMON STOCKS - 30.1%
COMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.1%
LG Uplus Corp.	13,586	118,977	(a)

Entertainment - 0.3%
Electronic Arts Inc.	888	108,496
NetEase Inc., ADR	1,610	116,934
Nintendo Co. Ltd.	3,000	126,140	(a)

Total Entertainment		351,570

Interactive Media & Services - 0.7%
Alphabet Inc., Class A Shares	2,803	247,308	*
Alphabet Inc., Class C Shares	2,744	243,475	*
Auto Trader Group PLC	16,300	101,506	(a)
Meta Platforms Inc., Class A Shares	458	55,116	*

Total Interactive Media & Services		647,405

See Notes to Consolidated Schedule of Investments.

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FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	SHARES	VALUE
Wireless Telecommunication Services - 0.1%
MTN Group Ltd.	13,926	$104,010	(a)

TOTAL COMMUNICATION SERVICES		1,221,962

CONSUMER DISCRETIONARY - 2.1%
Automobiles - 0.3%
Bayerische Motoren Werke AG	1,374	121,647	(a)
Kia Corp.	2,382	112,074	(a)
Tesla Inc.	810	99,776	*

Total Automobiles		333,497

Hotels, Restaurants & Leisure - 0.1%
Yum! Brands Inc.	1,046	133,972

Household Durables - 0.2%
PulteGroup Inc.	3,298	150,158

Internet & Direct Marketing Retail - 0.2%
Amazon.com Inc.	1,557	130,788	*
eBay Inc.	1,924	79,788

Total Internet & Direct Marketing Retail		210,576

Multiline Retail - 0.1%
Target Corp.	659	98,217

Specialty Retail - 0.9%
Advance Auto Parts Inc.	550	80,867
AutoZone Inc.	69	170,166	*
Home Depot Inc.	687	216,996
Lowe’s Cos. Inc.	879	175,132
TJX Cos. Inc.	2,290	182,284

Total Specialty Retail		825,445

Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp.	274	109,370	*
Pandora A/S	1,592	112,525	(a)
Under Armour Inc., Class A Shares	4,764	48,402	*

Total Textiles, Apparel & Luxury Goods		270,297

TOTAL CONSUMER DISCRETIONARY		2,022,162

CONSUMER STAPLES - 1.6%
Beverages - 0.3%
Remy Cointreau SA	687	115,838	(a)
Treasury Wine Estates Ltd.	14,292	132,035	(a)

Total Beverages		247,873

Food & Staples Retailing - 0.7%
George Weston Ltd.	1,200	148,883
Koninklijke Ahold Delhaize NV	4,300	123,631	(a)
Kroger Co.	2,657	118,449

See Notes to Consolidated Schedule of Investments.

2	Franklin Strategic Real Return Fund 2022 Quarterly Report

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	SHARES	VALUE
Food & Staples Retailing - continued
Walgreens Boots Alliance Inc.	3,481	$130,050
Walmart Inc.	1,465	207,722

Total Food & Staples Retailing		728,735

Food Products - 0.3%
Hershey Co.	595	137,784
Ingredion Inc.	931	91,173
JBS SA	15,600	65,181	(a)

Total Food Products		294,138

Household Products - 0.2%
Procter & Gamble Co.	1,126	170,657

Tobacco - 0.1%
Japan Tobacco Inc.	5,800	116,929	(a)

TOTAL CONSUMER STAPLES		1,558,332

ENERGY - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Aker BP ASA	3,659	113,732	(a)
APA Corp.	2,565	119,734
BP PLC	38,481	222,033	(a)
China Shenhua Energy Co. Ltd., Class H Shares	50,000	144,034	(a)
EOG Resources Inc.	1,410	182,623
Exxon Mobil Corp.	3,066	338,180
Marathon Petroleum Corp.	1,920	223,469
Murphy Oil Corp.	2,198	94,536
PetroChina Co. Ltd., Class H Shares	258,000	117,853	(a)
Phillips 66	1,924	200,250
Shell PLC, LSE	6,642	187,243	(a)
Valero Energy Corp.	1,374	174,306

TOTAL ENERGY		2,117,993

FINANCIALS - 1.8%
Banks - 0.9%
Bank of America Corp.	1,768	58,556
Bank of China Ltd., Class H Shares	229,000	82,882	(a)
BNP Paribas SA	1,924	109,551	(a)
Citigroup Inc.	2,229	100,818
Comerica Inc.	1,649	110,235
JPMorgan Chase & Co.	1,249	167,491
Postal Savings Bank of China Co. Ltd., Class H Shares	118,000	73,020	(a)
Wells Fargo & Co.	4,031	166,440

Total Banks		868,993

See Notes to Consolidated Schedule of Investments.

Franklin Strategic Real Return Fund 2022 Quarterly Report	3

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	SHARES	VALUE
Capital Markets - 0.2%
Ameriprise Financial Inc.	401	$124,859
CI Financial Corp.	7,400	73,836

Total Capital Markets		198,695

Consumer Finance - 0.3%
Capital One Financial Corp.	992	92,216
Discover Financial Services	1,471	143,908
Synchrony Financial	3,939	129,436

Total Consumer Finance		365,560

Insurance - 0.4%
Allianz SE, Registered Shares	759	162,090	(a)
Japan Post Holdings Co. Ltd.	13,300	111,906	(a)
Legal & General Group PLC	34,000	101,937	(a)

Total Insurance		375,933

TOTAL FINANCIALS		1,809,181

HEALTH CARE - 2.8%
Biotechnology - 0.4%
Biogen Inc.	447	123,783	*
Regeneron Pharmaceuticals Inc.	175	126,261	*
Vertex Pharmaceuticals Inc.	558	161,139	*

Total Biotechnology		411,183

Health Care Equipment & Supplies - 0.1%
Masimo Corp.	651	96,316	*

Health Care Providers & Services - 1.4%
Cardinal Health Inc.	1,832	140,826
CVS Health Corp.	1,511	140,810
Elevance Health Inc.	394	202,110
HCA Healthcare Inc.	787	188,848
McKesson Corp.	513	192,437
Molina Healthcare Inc.	516	170,394	*
UnitedHealth Group Inc.	619	328,181

Total Health Care Providers & Services		1,363,606

Pharmaceuticals - 0.9%
Novo Nordisk A/S, Class B Shares	1,820	247,184	(a)
Ono Pharmaceutical Co. Ltd.	5,800	135,567	(a)
Pfizer Inc.	3,939	201,835
Roche Holding AG	568	178,487	(a)
Shionogi & Co. Ltd.	1,700	84,818	(a)

Total Pharmaceuticals		847,891

TOTAL HEALTH CARE		2,718,996

See Notes to Consolidated Schedule of Investments.

4	Franklin Strategic Real Return Fund 2022 Quarterly Report

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	SHARES	VALUE
INDUSTRIALS - 3.0%
Air Freight & Logistics - 0.3%
Deutsche Post AG, Registered Shares	3,000	$112,280	(a)
United Parcel Service Inc., Class B Shares	806	140,115

Total Air Freight & Logistics		252,395

Airlines - 0.1%
Southwest Airlines Co.	3,115	104,882	*

Building Products - 0.3%
Lennox International Inc.	549	131,337
Masco Corp.	2,657	124,002

Total Building Products		255,339

Industrial Conglomerates - 0.3%
3M Co.	1,099	131,792
CITIC Ltd.	60,000	63,086	(a)
LG Corp.	1,069	66,193	(a)

Total Industrial Conglomerates		261,071

Machinery - 0.8%
Caterpillar Inc.	861	206,261
CNH Industrial NV	8,245	132,266	(a)
Cummins Inc.	754	182,687
Deere & Co.	458	196,372
GEA Group AG	2,840	115,496	(a)

Total Machinery		833,082

Marine - 0.2%
A.P. Moller - Maersk A/S, Class B Shares	59	132,078	(a)
Evergreen Marine Corp. Ltd.	12,000	63,422	(a)

Total Marine		195,500

Professional Services - 0.2%
ManpowerGroup Inc.	1,100	91,531
Wolters Kluwer NV	1,481	154,965	(a)

Total Professional Services		246,496

Road & Rail - 0.2%
CSX Corp.	5,200	161,096

Trading Companies & Distributors - 0.6%
Marubeni Corp.	14,100	161,529	(a)
Mitsubishi Corp.	4,200	136,352	(a)
Mitsui & Co. Ltd.	5,100	148,541	(a)
W.W. Grainger Inc.	305	169,657

Total Trading Companies & Distributors		616,079

TOTAL INDUSTRIALS		2,925,940

See Notes to Consolidated Schedule of Investments.

Franklin Strategic Real Return Fund 2022 Quarterly Report	5

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 4.2%
Communications Equipment - 0.2%
Cisco Systems Inc.	3,672	$174,934

Electronic Equipment, Instruments & Components - 0.1%
Unimicron Technology Corp.	13,000	50,469	(a)

IT Services - 0.5%
CGI Inc.	1,500	129,295	*
Gartner Inc.	549	184,541	*
Mastercard Inc., Class A Shares	570	198,206

Total IT Services		512,042

Semiconductors & Semiconductor Equipment - 1.3%
Advanced Micro Devices Inc.	1,649	106,806	*
Applied Materials Inc.	1,465	142,662
ASM International NV	441	111,897	(a)
ASML Holding NV	422	230,096	(a)
KLA Corp.	459	173,057
MediaTek Inc.	4,000	80,876	(a)
Micron Technology Inc.	2,290	114,454
Powertech Technology Inc.	35,000	89,873	(a)
QUALCOMM Inc.	1,300	142,922
United Microelectronics Corp.	86,000	112,994	(a)

Total Semiconductors & Semiconductor Equipment		1,305,637

Software - 1.1%
Cadence Design Systems Inc.	700	112,448	*
Check Point Software Technologies Ltd.	1,121	141,425	*
Fortinet Inc.	2,748	134,350	*
Microsoft Corp.	2,732	655,188

Total Software		1,043,411

Technology Hardware, Storage & Peripherals - 1.0%
Apple Inc.	5,990	778,281
Logitech International SA, Registered Shares	1,541	95,556	(a)
Samsung Electronics Co. Ltd.	3,505	153,846	(a)

Total Technology Hardware, Storage & Peripherals		1,027,683

TOTAL INFORMATION TECHNOLOGY		4,114,176

MATERIALS - 1.6%
Chemicals - 0.5%
CF Industries Holdings Inc.	1,100	93,720
Huntsman Corp.	4,500	123,660
LyondellBasell Industries NV, Class A Shares	1,557	129,278

See Notes to Consolidated Schedule of Investments.

6	Franklin Strategic Real Return Fund 2022 Quarterly Report

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Chemicals - continued
Nutrien Ltd.	1,700	$124,110
Sasol Ltd., ADR	4,700	73,837

Total Chemicals		544,605

Metals & Mining - 1.1%
Anglo American Platinum Ltd.	930	77,615	(a)
BHP Group Ltd.	4,260	132,387	(a)
First Quantum Minerals Ltd.	4,300	89,843
Glencore PLC	25,012	166,796	(a)
POSCO Holdings Inc.	458	100,234	(a)
Rio Tinto PLC	2,519	177,297	(a)
Teck Resources Ltd., Class B Shares	3,800	143,609
Vale SA	9,000	152,478	(a)

Total Metals & Mining		1,040,259

TOTAL MATERIALS		1,584,864

REAL ESTATE - 9.6%
Equity Real Estate Investment Trusts (REITs) - 9.5%
Alexander & Baldwin Inc.	3,783	70,856
Apartment Investment and Management Co., Class A Shares	14,231	101,325
Apple Hospitality REIT Inc.	10,643	167,947
Armada Hoffler Properties Inc.	6,721	77,292
AvalonBay Communities Inc.	1,552	250,679
Boston Properties Inc.	2,174	146,919
Brixmor Property Group Inc.	9,259	209,902
Camden Property Trust	1,664	186,168
CareTrust REIT Inc.	6,888	127,979
Corporate Office Properties Trust	4,235	109,856
CubeSmart	5,194	209,059
Digital Realty Trust Inc.	1,750	175,473
Douglas Emmett Inc.	5,618	88,090
Easterly Government Properties Inc.	5,279	75,331
EPR Properties	3,190	120,327
Equinix Inc.	632	413,979
Equity LifeStyle Properties Inc.	3,275	211,565
Equity Residential	3,230	190,570
Essential Properties Realty Trust Inc.	6,577	154,362
Essex Property Trust Inc.	903	191,364
Extra Space Storage Inc.	1,778	261,686
Gaming and Leisure Properties Inc.	3,557	185,284
Getty Realty Corp.	2,880	97,488
Global Medical REIT Inc.	5,407	51,258

See Notes to Consolidated Schedule of Investments.

Franklin Strategic Real Return Fund 2022 Quarterly Report	7

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - continued
Highwoods Properties Inc.	3,077	$86,094
Host Hotels & Resorts Inc.	20,272	325,366
Industrial Logistics Properties Trust	8,446	27,618
Iron Mountain Inc.	1,800	89,730
iStar Inc.	6,635	50,625
Kilroy Realty Corp.	2,315	89,521
Klepierre SA	5,900	136,176	(a)
LTC Properties Inc.	3,021	107,336
LXP Industrial Trust	14,342	143,707
Medical Properties Trust Inc.	11,744	130,828
Mid-America Apartment Communities Inc.	1,891	296,868
National Health Investors Inc.	2,456	128,252
National Retail Properties Inc.	5,420	248,019
Omega Healthcare Investors Inc.	6,380	178,321
Piedmont Office Realty Trust Inc., Class A Shares	6,410	58,780
Prologis Inc.	7,977	899,247
Public Storage	1,750	490,332
Realty Income Corp.	4,769	302,498
Rexford Industrial Realty Inc.	3,135	171,296
Safehold Inc.	3,725	106,612
Simon Property Group Inc.	4,376	514,092
Stockland	36,648	90,259	(a)
Sun Communities Inc.	1,013	144,859
Ventas Inc.	2,060	92,803
VICI Properties Inc.	9,541	309,128
Welltower Inc.	2,372	155,485

Total Equity Real Estate Investment Trusts (REITs)		9,248,611

Real Estate Management & Development - 0.1%
Daito Trust Construction Co. Ltd.	1,200	122,859	(a)

TOTAL REAL ESTATE		9,371,470

UTILITIES - 0.0%††
Independent Power and Renewable Electricity Producers - 0.0%††
Orron Energy AB	25,500	55,115	(a)

TOTAL COMMON STOCKS (Cost - $28,116,921)		29,500,191

INVESTMENTS IN UNDERLYING FUNDS - 3.7%
iShares Trust - iShares Global Infrastructure ETF (Cost - $3,781,550)	78,212	3,585,238

See Notes to Consolidated Schedule of Investments.

8	Franklin Strategic Real Return Fund 2022 Quarterly Report

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 2.1%
ENERGY- 1.0%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	2,000		$1,947

Oil, Gas & Consumable Fuels - 1.0%
Apache Corp., Senior Notes	4.750%	4/15/43	60,000		45,377
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	240,000		228,981
Devon Energy Corp., Senior Notes	5.850%	12/15/25	230,000		234,393
Energy Transfer LP, Senior Notes	2.900%	5/15/25	20,000		18,853
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	180,000		130,592
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	50,000		47,747
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	80,000		78,529
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	40,000		39,915
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	60,000		54,555
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	50,000		44,847
Western Midstream Operating LP, Senior Notes	3.350%	2/1/25	30,000		28,436
Williams Cos. Inc., Senior Notes	3.500%	10/15/51	80,000		54,798

Total Oil, Gas & Consumable Fuels					1,007,023

TOTAL ENERGY					1,008,970

MATERIALS - 1.1%
Metals & Mining - 0.9%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	200,000		188,753	(b)
Antofagasta PLC, Senior Notes	2.375%	10/14/30	200,000		160,834	(b)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	50,000		50,951
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	50,000		47,262	(b)
Glencore Funding LLC, Senior Notes	3.375%	9/23/51	130,000		84,870	(b)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	220,000		210,436
Teck Resources Ltd., Senior Notes	3.750%	2/1/23	40,000		39,952
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	50,000		51,873

Total Metals & Mining					834,931

Paper & Forest Products - 0.2%
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	200,000		193,622	(c)

TOTAL MATERIALS					1,028,553

TOTAL CORPORATE BONDS & NOTES (Cost - $2,187,062)					2,037,523

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.6%
Canada - 0.6%
Canadian Government Real Return Bond (Cost - $675,567)	4.250%	12/1/26	700,480	CAD	570,886

See Notes to Consolidated Schedule of Investments.

Franklin Strategic Real Return Fund 2022 Quarterly Report	9

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SOVEREIGN BONDS - 0.1%
Peru - 0.1%
Peruvian Government International Bond, Senior Notes (Cost - $160,003)	2.783%	1/23/31	160,000	$132,757

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $77,373,965)				73,182,575

			SHARES
SHORT-TERM INVESTMENTS - 22.6%
Dreyfus Government Cash Management, Institutional Shares	4.195%		232,044	232,044	(d)
Invesco Government & Agency Portfolio, Institutional Class	4.235%		21,774,225	21,774,225	(d)
Invesco Treasury Portfolio, Institutional Class	4.235%		136,296	136,296	(d)

TOTAL SHORT-TERM INVESTMENTS (Cost - $22,142,565)				22,142,565

TOTAL INVESTMENTS - 97.3% (Cost - $99,516,530)				95,325,140
Other Assets in Excess of Liabilities - 2.7%				2,659,232

TOTAL NET ASSETS - 100.0%				$97,984,372

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts
CAD	— Canadian Dollar
ETF	— Exchange-Traded Fund
LSE	— London Stock Exchange
REIT	— Real Estate Investment Trust

At December 31, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
E-mini S&P 500 Index	3	3/23	$595,368	$579,150	$(16,218)

See Notes to Consolidated Schedule of Investments.

10	Franklin Strategic Real Return Fund 2022 Quarterly Report

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2022

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
S&P GSCI	114	1/23	$16,385,296	$17,387,850	$1,002,554
U.S. Treasury 10-Year Notes	50	3/23	5,633,228	5,614,844	(18,384)

Net unrealized appreciation on open futures contracts					$967,952

At December 31, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,050,000	USD	2,043,927	HSBC Securities Inc.	1/13/23	$33,888
CAD	6,541,000	USD	4,791,555	HSBC Securities Inc.	1/13/23	39,644
CHF	1,053,000	USD	1,123,583	HSBC Securities Inc.	1/13/23	17,004
EUR	17,115,000	USD	18,005,493	HSBC Securities Inc.	1/13/23	333,358
GBP	3,057,000	USD	3,731,313	HSBC Securities Inc.	1/13/23	(34,136)
JPY	581,000,000	USD	4,269,453	HSBC Securities Inc.	1/13/23	165,934
MXN	39,570,000	USD	1,984,493	HSBC Securities Inc.	1/13/23	40,761
NOK	20,370,000	USD	2,036,084	HSBC Securities Inc.	1/13/23	44,397
NZD	3,288,000	USD	2,079,134	HSBC Securities Inc.	1/13/23	8,845
SEK	13,680,000	USD	1,317,158	HSBC Securities Inc.	1/13/23	(5,066)
EUR	48,000	USD	47,775	Goldman Sachs Group Inc.	1/18/23	3,676
USD	618,354	CAD	840,000	Goldman Sachs Group Inc.	1/18/23	(2,087)
USD	20,189	EUR	20,300	Goldman Sachs Group Inc.	1/18/23	(1,570)
CAD	300,000	USD	217,923	JPMorgan Chase & Co.	1/18/23	3,663
USD	26,131	EUR	26,000	JPMorgan Chase & Co.	1/18/23	(1,738)

Total						$646,573

Abbreviation(s) used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

See Notes to Consolidated Schedule of Investments.

Franklin Strategic Real Return Fund 2022 Quarterly Report	11

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2022

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

12	Franklin Strategic Real Return Fund 2022 Quarterly Report

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Strategic Real Return Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund gains exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Real Return Fund Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

13

Notes to Consolidated Schedule of Investments (unaudited) (cont’d)

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

14

Notes to Consolidated Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$37,355,980	—	$37,355,980
Common Stocks:
Communication Services	$771,329	450,633	—	1,221,962
Consumer Discretionary	1,675,916	346,246	—	2,022,162
Consumer Staples	1,004,718	553,614	—	1,558,332
Energy	1,333,098	784,895	—	2,117,993
Financials	1,167,795	641,386	—	1,809,181
Health Care	2,072,940	646,056	—	2,718,996
Industrials	1,639,732	1,286,208	—	2,925,940
Information Technology	3,188,569	925,607	—	4,114,176
Materials	778,057	806,807	—	1,584,864
Real Estate	9,022,176	349,294	—	9,371,470
Utilities	—	55,115	—	55,115
Investments in Underlying Funds	3,585,238	—	—	3,585,238
Corporate Bonds & Notes	—	2,037,523	—	2,037,523
Non-U.S. Treasury Inflation Protected Securities	—	570,886	—	570,886
Sovereign Bonds	—	132,757	—	132,757

Total Long-Term Investments	26,239,568	46,943,007	—	73,182,575

Short-Term Investments†	22,142,565	—	—	22,142,565

Total Investments	$48,382,133	$46,943,007	—	$95,325,140

15

Notes to Consolidated Schedule of Investments (unaudited) (cont’d)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$ 1,002,554	—	—	$1,002,554
Forward Foreign Currency Contracts††	—	$ 691,170	—	691,170
Total Other Financial Instruments	$ 1,002,554	$ 691,170	—	$1,693,724

Total	$49,384,687	$47,634,177	—	$97,018,864

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$ 34,602	—	—	$34,602
Forward Foreign Currency Contracts††	—	$ 44,597	—	44,597

Total	$ 34,602	$ 44,597	—	$79,199

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Consolidated Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

16